United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	March 31, 2004

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 1

If amended report is a restatement, check here: [X]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.


Comment: This amended return reflects non-material adjustments to the aggregateshares under management.
         There are no new holdings in this amendment.



                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                           March 31, 2004

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto Culver Co. CL-B        Com              013068101     6580   150000 SH       SOLE                   150000
Alleghany Corp                 Com              017175100     8870    35868 SH       SOLE                    35868
Allied Capital                 Com              01903Q108     7572   250000 SH       SOLE                   250000
Altria Group Inc.              Com              02209s103    13629   250300 SH       SOLE                   250300
Anadarko Pete Corp.            Com              032511107     7520   145000 SH       SOLE                   145000
Anglogold Ltd ADR              Com              035128206     8472   200424 SH       SOLE                   200424
Archer-Daniels-Midland         Com              039483102     5061   300000 SH       SOLE                   300000
Automatic Data Processing      Com              053015103    13663   325300 SH       SOLE                   325300
BJ's Wholesale Club Inc.       Com              05548J106     5574   219000 SH       SOLE                   219000
Berkshire Hathaway B           Com              084670207    31172    10020 SH       SOLE                    10020
Bristol-Myers Squibb           Com              110122108     7274   300200 SH       SOLE                   300200
Coca-Cola Company              Com              191216100    13853   275400 SH       SOLE                   275400
ConocoPhillips                 Com              20825C104     8398   120300 SH       SOLE                   120300
Diageo Plc-ADR                 Com              25243q205    11898   225000 SH       SOLE                   225000
Exxon Mobil Corp               Com              30231G102     7919   190400 SH       SOLE                   190400
Gannett Company                Com              364730101     8814   100000 SH       SOLE                   100000
Genuine Parts Co.              Com              372460105     8180   250000 SH       SOLE                   250000
Gold Fields Ltd ADR            Com              38059t106     6913   525667 SH       SOLE                   525667
Grainger, W.W. Inc.            Com              384802104     5280   110000 SH       SOLE                   110000
Honda Motor Co. ADR            Com              438128308    11003   475500 SH       SOLE                   475500
Hubbell Inc. Cl B              Com              443510201     5016   125000 SH       SOLE                   125000
Invacare Corp                  Com              461203101     6771   150000 SH       SOLE                   150000
Johnson & Johnson              Com              478160104    11174   220300 SH       SOLE                   220300
Kerr McGee Corp.               Com              492386107     8240   160000 SH       SOLE                   160000
Kraft Foods, Inc               Com              50075N104     9603   300000 SH       SOLE                   300000
LaBranche & Co Inc             Com              505447102     3363   300000 SH       SOLE                   300000
Leucadia National Corp         Com              527288104    10656   200000 SH       SOLE                   200000
Loew's Corporation             Com              540424108    16241   275000 SH       SOLE                   275000
Marathon Oil Corp              Com              565849106     7754   230300 SH       SOLE                   230300
Markel Corporation             Com              570535104    10091    35050 SH       SOLE                    35050
McDonald's Corporation         Com              580135101     9999   350000 SH       SOLE                   350000
Merck & Co.                    Com              589331107    11724   265300 SH       SOLE                   265300
Newmont Mining Corp.           Com              651639106     6994   150000 SH       SOLE                   150000
Old Republic Intl              Com              680223104     6815   277500 SH       SOLE                   277500
Placer Dome, Inc.              Com              725906101     5391   300000 SH       SOLE                   300000
Saul Centers Inc.              Com              804395101     3666   120000 SH       SOLE                   120000
Sherwin-Williams Co.           Com              824348106     7686   200000 SH       SOLE                   200000
Washington Post - Cl B         Com              939640108    13284    15020 SH       SOLE                    15020
White Mountains Ins            Com              G9618E107     8916    17000 SH       SOLE                    17000